Income Taxes - Schedule of Current and Deferred Income Taxes (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Current and Deferred Income Taxes [Abstract]
Current			¥ 6,510
Deferred
Total			¥ 6,510